2. RESTATEMENT OF FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended							92 Months Ended	101 Months Ended	83 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2006	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2013 As Reported	Mar. 31, 2013 As Reported	Jun. 30, 2013 Adjustments	Mar. 31, 2013 Adjustments	Jun. 30, 2013 Restated	Mar. 31, 2013 Restated
Cash Flows From Operating Activities:
Net Loss	$ (239,041)	$ (950,059)	$ (530,321)	$ (1,453,328)	$ (1,528,356)	$ (7,467,685)	$ (1,602,921)	$ (1,295,310)	$ (1,782,888)	$ (1,432,091)	$ (1,721,156)	$ (472,986)	$ (16,305,358)	$ (17,758,686)	$ (9,015,921)	$ (8,712,978)	$ (400,000)	$ (400,000)	$ (9,415,921)	$ (9,112,978)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense				4,696	4,306	5,888	5,583						17,294	21,990	14,175	12,783	0	0	14,175	12,783
Stock issuable for services															22,000	22,000	0	0	22,000	22,000
Change in Fair Value of Derivative Liability															2,790,703	2,790,703	0	0	2,790,703	2,790,703
Stock issued for services				111,600	0	0	550,000						1,458,180	1,569,780	1,458,180	1,458,180	0	0	1,458,180	1,458,180
Warrants issued to employees															126,435	126,435	0	0	126,435	126,435
Warrants issued to consultants				574,642	736,816	1,132,899	400,000						1,700,899	2,275,541	168,000	168,000	400,000	400,000	568,000	568,000
Deferred compensation realized				0	0	0	0		2,102,795				200,000	200,000	200,000	200,000	0	0	200,000	200,000
Changes in operating assets and liabilities:
(Increase)Decrease in prepaid expenses				24,608	(1,039)	46	0						46	26,351	(1,577)	(4,485)	0	0	(1,577)	(4,485)
Increase in accrued expenses and other payables - related party				(17,016)	116,687	223,749	235,377						1,593,349	1,576,333	1,495,838	1,449,233	0	0	1,495,838	1,449,233
Increase in accounts payable				107,525	77,785	117,251	(148,691)						446,477	554,002	468,252	357,238	0	0	468,252	357,238
Net Cash Used In Operating Activities				$ (715,625)	$ (592,306)	$ (800,154)	$ (562,922)						$ (2,764,547)	$ (3,480,172)	$ (2,273,915)	$ (2,132,891)	$ 0	$ 0	$ (2,273,915)	$ (2,132,891)